SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1639

                                   Engex, Inc.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        44 Wall Street New York, NY 10005
            --------------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

           CT Corporation, 111 Eight Avenue, New York, New York 10011
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 495-4200

Date of fiscal year end: September 30, 2004

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record

KERYX BIOPHARMACEUTICALS, INC.

Ticker:             KERX                          Security ID:  492515101
Meeting Date:       June 8, 2005

  #                           Proposal                               Mgt Rec        Vote Cast        Sponsor
1     Election of seven directors                                      For             For            Issuer
2     Ratification of KPMG LLP as independent registered               For             For            Issuer
      public accountants
3     Any other business                                               For             For            Issuer

CHINDEX INTERNATIONAL, INC.

Ticker:             CHDX                          Security ID:  169467107
Meeting Date:       October 14, 2004


  #                           Proposal                               Mgt Rec        Vote Cast        Sponsor
1     Election of nine directors                                       For             For            Issuer
2     Approve the Company's 2004 Stock Incentive Plan                  For             For            Issuer
3     Approve increase by 100% the number of authorized shares         For           Against          Issuer
      of Common Stock and Class B Common Stock
4     Any other business                                               For             For            Issuer

SILVERSTAR HOLDINGS, LTD

Ticker:             SSTR                          Security ID:  012267487
Meeting Date:       December 16, 2004


  #                           Proposal                               Mgt Rec        Vote Cast        Sponsor
1     Election of five directors                                       For             For            Issuer
2     Approve the Company's 2004 Stock Incentive Plan                  For             For            Issuer
3     Ratification of Rachlin Cohen & Holtz LLP as the                 For             For            Issuer
      Company's independent public accountants
4     Any other business                                               For             For            Issuer

ENZO BIOCHEM, INC.

Ticker:             ENZ                           Security ID:  294100102
Meeting Date:       January 20, 2005


  #                           Proposal                               Mgt Rec        Vote Cast        Sponsor
1     Election of Class II Directors for a term of three years         For             For            Issuer
2     Approve and the 2005 Equity Compensation Incentive Plan          For             For            Issuer
3     Ratification of Ernst & Young LLP as the independent             For             For            Issuer
      auditors
4     Any other business                                               For             For            Issuer

NEWTEK BUSINESS SERVICES, INC.

Ticker:             NKBS                          Security ID:  652526104
Meeting Date:       May 24, 2005


  #                           Proposal                               Mgt Rec        Vote Cast        Sponsor
1     Election of seven directors                                      For             For            Issuer
2     Approve increase in the number of authorized common              For             For            Issuer
      shares
3     Ratification of Pricewaterhouse Coopers LLP as auditors          For             For            Issuer
4     Any other business                                               For             For            Issuer

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.


By:  /s/ David Nachamie
     ---------------------------------------

Title:  Treasurer

DATE:    8/30/05